NET REVENUES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues
Other Revenues	$ 948	$ 1,563	$ 2,004	$ 3,300
Revenue	20,899	1,563	21,955	3,300
Promotional services		1,000		2,200
Revenue from commercialization of products		$ 600		$ 1,100
Movantik
Revenues
Revenue	$ 19,951		$ 19,951